SCUDDER FLAG INVESTORS VALUE BUILDER FUND, INC.

One South Street

Baltimore, Maryland 21202

August 1, 2003

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE:    SCUDDER FLAG INVESTORS VALUE BUILDER FUND, INC. (the “Fund”)

 1933 Act File No. 33-46279

 1940 Act File No. 811-6600

Dear Sir or Madam:

Pursuant to Rule 497(j), the Fund hereby certifies that the definitive forms of the prospectuses and statement of additional information dated August 1, 2003, do not differ from the forms of prospectuses and statement of additional information contained in the Fund’s most recent registration statement which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 15 on July 29, 2003.

If you have any questions regarding this certification, please contact Tammie Lee at (410) 895-3875.

Very truly yours,

/s/ Bruce A. Rosenblum

Bruce A. Rosenblum Assistant Secretary